Stockholders' Equity - Options Valuation using Black-Scholes pricing model (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity
Risk-free interest rate (Minimum)	3.71%	3.87%
Risk-free interest rate (Maximum)	4.11%	3.94%
Expected term (in years)		6 years 3 months
Expected volatility (Minimum)	85.00%	48.70%
Expected volatility (Maximum)	86.00%	85.90%
Expected dividend yield (in %)	0.00%	0.00%
Minimum
Stockholders' Equity
Expected term (in years)	4 years 6 months
Maximum
Stockholders' Equity
Expected term (in years)	6 years 3 months